Note 12 - Long-term Incentive Plan (Details Textual) - USD ($)	12 Months Ended		123 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Apr. 25, 2019	Dec. 31, 2017	Oct. 06, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		72,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	688,000	688,000	688,000		760,000
Minimum Percentage of Fair Market Value for Non-qualified Stock Option Price	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 154,000
Share-based Payment Arrangement, Expense	$ 6,000	$ 6,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 18,000		$ 18,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	4 years 153 days
Ten Percent Shareholders [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price	110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Other Employees [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total			760,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			72,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	688,000		688,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Number Of Years After Options Vested, Stock Price Reach Predetermined Vesting Price	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	180 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,300,000
The 2019 Long-Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,300,000
Avalon Holdings Corporation 2009 Long Term Incentive Plan And 2019 Long Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,300,000